(OUTSIDE FRONT COVER)


                                                          Semi-Annual Report



                                           LIQUIDITY PLUS MONEY MARKET FUND*
                                                               JUNE 30, 1998

                                                         (INSIDE FRONT COVER)


Letter to shareholders

DEAR SHAREHOLDERS:

     I am pleased to welcome you to the Liquidity Plus Money Market Fund and to present the 1998 semi-annual report for the Fund. This Fund has been designed specifically to provide cash management and cash sweep services for Comerica Securities and its customers. We continue to be excited about the opportunity to serve you through Comerica Securities and hope that you are pleased with the services provided by the Fund.

     If you have any questions, please call your Comerica Securities representative or contract The Munder Funds at Fund at 1-800-4MUNDER.


        Very truly yours,



        Lee Munder President

  Liquidity Plus Money Market Fund
      Portfolio of Investments, June 30, 1998 (Unaudited)

-----------------------------------------------------------------------------

                                                                     Rating
    Principal                                               ---------------------
     Amount                                                   S&P         Moody's         Value
     ------                                                   ---         -------         -----

CERTIFICATES OF DEPOSIT -- 11.9%
   $3,000,000     Bank of Nova Scotia,
                    5.570% due 09/02/1998**                   A1+/AA-     P1/Aa3      $  3,000,000
    3,000,000     Canadian Imperial Bank of Commerce,
                    5.570% due 09/23/1998**                   A1+/AA-     P1/Aa3         3,000,000
    2,000,000     Rabobank Nederland N. V.,
                    5.580% due 10/20/1998**                   A1+/AAA     P1/Aaa         2,000,000
                                                                                      ------------
                  TOTAL CERTIFICATE OF DEPOSIT
                  (Cost $8,000,000)                                                      8,000,000
                                                                                      ------------
COMMERCIAL PAPER -- 60.5%
    3,000,000     ABN AMRO North America,
                    5.480% due 08/05/1998**                   A1+/AA      P1/Aa1         2,984,017
    3,000,000     B.A.T. Capital Corporation,
                    5.630% due 07/28/1998**, +                A2/A-       P1/A2          2,987,333
    3,000,000     Beta Finance, Inc.,
                    5.440% due 10/15/1998**                   A1+/AAA     P1/NR          2,951,947
    2,000,000     Caterpillar Financial Services,
                    5.350% due 07/14/1998**                   A1/A+       P1/A2          1,996,136
    3,000,000     Centric Capital Corporation,
                    5.500% due 08/06/1998**                   A1+/NR      P1/NR          2,983,500
    3,000,000     Ciesco L P,
                    5.480% due 09/11/1998**                   A1+/AAA     P1/NR          2,967,120
    3,000,000     CXC, Inc.,
                    5.530% due 07/23/1998**                   A1+/NR      P1/NR          2,989,862
    3,000,000     Golden Managers Acceptance Corporation,
                    5.540% due 07/16/1998**, +                A1+/NR      NR/NR          2,993,075
    3,000,000     National Bank of Canada,
                    5.450% due 11/30/1998**                   A1/A        P1/A1          2,930,967
    3,000,000     National Rural Utilities Cooperative Finance,
                    5.500% due 07/27/1998**                   A1+/AA      P1/A1          2,988,083
    3,000,000     Sanwa Business Credit Corporation,
                    5.600% due 07/10/1998**, +                A2/BBB+     P1/A1          2,995,800
    3,000,000     Sheffield Receivables Corporation,
                    5.520% due 08/20/1998**                   A1+/NR      P1/NR          2,977,000
    3,000,000     Societe Generale North America, Inc.,
                    5.480% due 07/17/1998**                   A1+/AA-     P1/Aa3         2,992,693
    3,100,000     Tribune Company,
                    5.540% due 08/06/1998**                   A1/A        P1/A2          3,082,826
                                                                                      ------------
                  TOTAL COMMERCIAL PAPER
                  (Cost $40,820,358)                                                    40,820,358
                                                                                      ------------

    Principal
     Amount                                                                               Value
     ------                                                                               -----
REPURCHASE AGREEMENTS -- 25.3%
  $14,093,667     Agreement with Lehman Brothers, 5.750% dated
                  06/30/1998, to be repurchased at $14,095,918 on
                  07/01/1998, collateralized by $30,597,000 U.S.
                  Treasury Strips, maturing 08/15/2015 -
                  02/15/2014 (value $14,376,034)                                    $   14,093,667
    3,000,000     Agreement with State Street Bank and Trust
                  Company, 5.800% dated 06/30/1998, to be
                  repurchased at $3,000,483 on 07/01/1998,
                  collateralized by $2,330,000 U.S. Treasury
                  Note, 8.125% maturing 08/15/2019 (value $3,060,646)                    3,000,000
                                                                                     -------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $17,093,667)                                                    17,093,667
                                                                                      ------------
TOTAL INVESTMENTS (Cost $65,914,025*)                                       97.7%       65,914,025
OTHER ASSETS AND LIABILITIES (Net)                                           2.3         1,584,049
                                                                        --------      ------------

NET ASSETS                                                                 100.0%     $ 67,498,074
                                                                        ========      ============

---------
  *   Aggregate cost for Federal tax purposes.
  **  Rate represents annualized yield at date of purchase.
  + B.A.T Capital Corp. rated F1 by Fitch, Golden Managers Acceptance Corp. rated D1+ and Sanwa Business Credit Corp. rated D1 by Duff & Phelps, are defined as being eligible securities under Rule 2a-7.

                      See Notes to Financial Statements.

  Liquidity Plus Money Market Fund
    Statement of Assets and Liabilities, June 30, 1998 (Unaudited)
-----------------------------------------------------------------------------



ASSETS:
Investments, at value (Cost $65,914,025) See accompanying schedule:
      Securities........................................................              $ 48,820,358
      Repurchase agreements.............................................                17,093,667
                                                                                      ------------
Total investments.......................................................                65,914,025
Receivable for Fund shares sold.........................................                 1,572,403
Interest receivable.....................................................                    28,768
Unamortized organization costs..........................................                    13,862
Prepaid Expenses........................................................                    17,042
                                                                                      ------------
   Total Assets.........................................................                67,546,100
                                                                                      ------------

LIABILITIES:
Distribution and shareholder servicing fees payable.....................                    22,300
Investment advisory fee payable.........................................                    19,653
Administration fee payable..............................................                     5,568
Transfer agent fee payable..............................................                       216
Accrued Directors' fees and expenses....................................                       289
                                                                                      ------------
   Total Liabilities....................................................                    48,026
                                                                                      ------------

NET ASSETS..............................................................              $ 67,498,074
                                                                                      ============

NET ASSETS consist of:
Par value...............................................................                    67,499
Paid-in capital in excess of par value..................................                67,430,575
                                                                                      ------------
   Total Net Assets.....................................................              $ 67,498,074
                                                                                      ============

NET ASSET VALUE offering and redemption price per share
   ($67,498,074 / 67,499,486 shares of common stock outstanding)........              $       1.00
                                                                                      ============

                      See Notes to Financial Statements.

  Liquidity Plus Money Market Fund
     Statement of Operations, Period Ended June 30, 1998 (Unaudited)
-----------------------------------------------------------------------------

INVESTMENT INCOME:
Interest................................................................      $  1,780,717
                                                                              ------------
   Total investment income..............................................         1,780,717
                                                                              ------------

EXPENSES:
Distribution and shareholder servicing fees.............................           115,677
Investment advisory fee.................................................           110,213
Administration fee......................................................            31,946
Legal and audit fees....................................................            18,337
Custodian fees..........................................................             9,009
Transfer agent fee......................................................             5,539
Registration and filing fees............................................             4,140
Directors' fees and expenses............................................             1,648
Amortization of organizational costs....................................             1,602
   Total Expenses.......................................................           298,111
                                                                              ------------
NET INVESTMENT INCOME...................................................         1,482,606
                                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS..............................................................      $  1,482,606
                                                                              ============

                      See Notes to Financial Statements.

  Liquidity Plus Money Market Fund
      Statement of Changes in Net Assets
-----------------------------------------------------------------------------


                                                                         Period
                                                                          Ended          Period
                                                                         6/30/98          Ended
                                                                       (Unaudited)    12/31/97 (a)
                                                                       -----------    ------------

Net investment income...........................................      $  1,482,606    $    638,608
                                                                      ------------    ------------

Net increase in net assets resulting from operations............         1,482,606         638,608

Distributions to shareholders from net investment income........        (1,484,016)       (638,608)
Net increase in net assets from Fund share transactions.........        10,863,767      56,635,717
                                                                      ------------    ------------
Net increase in net assets......................................        10,862,357      56,635,717
NET ASSETS:
Beginning of period.............................................        56,635,717              --
                                                                      ------------    ------------

End of period...................................................      $ 67,498,074    $ 56,635,717
                                                                      ============    ============

---------

(a) Liquidity Plus Money Market Fund commenced operations on June 4, 1997.

                      See Notes to Financial Statements.


   Liquidity Plus Money Market Fund (a)
       Financial Highlights, For a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------



                                                                   Period
                                                                    Ended          Period
                                                                   6/30/98          Ended
                                                                 (Unaudited)      12/31/97
                                                                 -----------      --------

Net asset value, beginning of period........................       $   1.00      $    1.00
                                                                   --------      ---------
Income from investment operations:
Net investment income.......................................          0.020          0.030
                                                                   --------      ---------
Total from investment operations............................          0.020          0.030
                                                                   ---------     ---------
Less distributions:
Distributions from net investment income....................         (0.020)       (0.030)
                                                                   ---------     ---------
Total distributions.........................................         (0.020)       (0.030)
                                                                   ---------     ---------
Net asset value, end of period..............................       $   1.00     $    1.00
                                                                   =========     =========
Total return (b)............................................           2.35%          2.59%
                                                                   ========      =========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................       $ 67,498      $ 56,636
Ratio of operating expenses to average net assets...........           0.94% (c)      0.86% (c)
Ratio of net investment income to average net assets........           4.69% (c)      4.29% (c)
Ratio of operating expenses to average net assets
    without expenses reimbursed.............................           0.94% (c)      0.86% (c)

----------
(a)  Liquidity Plus Money Market Fund commenced operations on June 4, 1997.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.


                      See Notes to Financial Statements.

  Liquidity Plus Money Market Fund
       Notes To Financial Statements, June 30, 1998 (Unaudited)
-----------------------------------------------------------------------------

      1.    Organization and Significant Accounting Policies

      Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Fund commenced operations on June 4, 1997.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      Security Valuation: Securities are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

      Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's Advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses of the Fund.

      As determined at June 30, 1998, permanent differences resulting from different book and tax accounting for organization costs were reclassified at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

      Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.



  Liquidity Plus Money Market Fund
     Notes To Financial Statements, June 30, 1998 (Unaudited)
              (Continued)
-----------------------------------------------------------------------------

      2.  Investment Advisor, Custodian, and Other Related Party Transactions

      Munder Capital Management (the "Advisor") serves as the Fund's investment advisor. For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.35% of the value of its average daily net assets.

      Effective July 2, 1998 Comerica Bank ("Comerica") acquired an additional interest in the Advisor whereby it now owns approximately 88% of the Advisor. The Fund has received an order from the Securities and Exchange Commission allowing the Fund to escrow advisory fees payable to the Advisor until a shareholder vote for the consideration of new advisory contracts can be taken. This vote is expected to occur in November 1998.

      Comerica provides certain shareholder services to the Fund. As compensation for the services provided to the Fund, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers. Comerica earned $3,691 for its services to the Fund for the period ended June 30, 1998.

      Each Director of the Company is paid an aggregate fee, consisting of a $30,000 annual retainer, for services in such capacity plus $2,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and Munder Framlington Funds Trust. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, or Comerica received any compensation from the Company.

      3.  Distribution and Service Plan

      The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act. Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the Service Organization") who provide shareholder services for the Fund. The service fee also includes payments to be made by the Fund to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Fund). The Distributor is also paid a distribution fee at an annual rate of 0.10% of the value of the average daily net assets of the Fund.

     4.   Common Stock

      At June 30, 1998, two billion shares of $.001 par value common stock were authorized for the Fund.

      Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

         Changes in common stock for the Fund were as follows:


                                                     Period Ended           Period Ended
                                                       6/30/98                12/31/97
                                                        Amount                 Amount
                                                     ------------            ----------
     Sold                                            55,729,636              74,164,374
     Issued as reinvestment                           1,722,585                 398,127
     Redeemed                                       (46,588,454)            (17,926,784)
                                                    -----------             ------------
     Net increase                                    10,863,767              56,635,717
                                                     ==========               ==========




  Liquidity Plus Money Market Fund
     Notes To Financial Statements, June 30, 1998 (Unaudited)
              (Continued)
-----------------------------------------------------------------------------

     5.   Organizational Costs

          Expenses incurred in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.


                                                          (INSIDE BACK COVER)


                                                             The Munder Funds

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert
               Lee Munder

OFFICERS
               Lee Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer
               Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Gerald L. Seizert, Vice President
               Paul D. Tobias, Vice President
               Lisa Anne Rosen, Secretary and Assistant Treasurer
               Therese Hogan, Assistant Secretary

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

TRANSFER AGENT
               First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA  02109

ADMINISTRATOR & SUB-CUSTODIAN
               State Street Bank & Trust Company
               1776 Heritage Drive
               North Quincy, MA 02109

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

CUSTODIAN
               Comerica Bank
               411 West Lafayette
               Detroit, MI  48226

LEGAL COUNSEL
               Dechert Price & Rhoads
               1775 Eye Street, N.W.
               Washington, D.C. 20006

INDEPENDENT AUDITORS
               Ernst & Young, LLP
               200 Clarendon Street
               Boston, MA  02116



                                          (OUTSIDE BACK COVER)

SANNSTCLIQ98
F001cstc

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.





                                                        (OUTSIDE FRONT COVER)

                                                                  Semi-Annual
                                                                       Report

                                                                JUNE 30, 1998

                                               THE MUNDER INSTITUTIONAL FUNDS
                                           Institutional S&P 500 Index Equity
                                      Institutional S&P SmallCap Index Equity





The Munder Funds
     Letter to shareholders

Dear Fellow Shareholders:

         I want to thank you for your continued confidence in The Munder
Funds. We are pleased to present the 1998 semi-annual report of the Munder
Institutional Funds. As you know, these Funds were developed specifically for institutional investors seeking the advantages of mutual fund investing without the costs associated with more broadly offered retail funds. Because the Munder Institutional Funds are offered exclusively to institutional investors, we have been able to reduce the costs of operating the Funds to a level that is less than half of the operating expenses of our retail funds.

         I hope that you are pleased with the operations and service provided by the Munder Institutional Funds. If you have any questions, please contact your financial advisor or The Munder Funds at 1-800-4MUNDER.


Very truly yours,


/s/  Lee Munder
---------------
Lee Munder, President






Munder Institutional S&P 500 Index Equity Fund
  Portfolio of Investments, June 30, 1998 (Unaudited)
------------------------------------------------------------------------------

Shares                                                Value
------                                                -----
COMMON STOCKS -- 99.1%
      Advertising -- 0.2%
     1,000  Interpublic Group of Companies,
               Inc.                                $     60,687
     1,100  Omnicom Group, Inc.                          54,863
                                                   ------------
                                                        115,550
                                                   ------------
      Aerospace -- 1.3%
     6,900  Boeing Company                              307,481
       600  General Dynamics Corporation                 27,900
     1,300  Lockheed Martin Corporation                 137,637
       600  Northrop Grumman Corporation                 61,875
     2,300  Raytheon Company Class B                    135,988
     1,600  United Technologies Corporation             148,000
                                                   ------------
                                                        818,881
                                                   ------------
      Airlines -- 0.5%
     1,400  AMR Corporation +                           116,550
       600  Delta Air Lines, Inc.                        77,550
     1,550  Southwest Airlines Company                   45,919
       700  US Airways Group, Inc. +                     55,475
                                                   ------------
                                                        295,494
                                                   ------------
      Apparel -- 0.3%
       600  Fruit Of The Loom, Inc. +                    19,913
       600  Liz Claiborne, Inc.                          31,350
     2,000  NIKE, Inc., Class B                          97,375
       400  Reebok International Ltd. +                  11,075
       800  V.F. Corporation                             41,200
                                                   ------------
                                                        200,913
                                                   ------------
      Automobiles -- 1.7%
     4,600  Chrysler Corporation                        259,325
     8,300  Ford Motor Company                          489,700
     4,900  General Motors Corporation                  327,381
       600  Navistar International
               Corporation +                             17,325
                                                   ------------
                                                      1,093,731
                                                   ------------
      Automobile Parts & Equipment -- 0.5%
     1,000  AutoZone, Inc. +                             31,937
       300  Cummins Engine, Inc.                         15,375
       900  Dana Corporation                             48,150
       600  Echlin, Inc.                                 29,438
     1,200  Genuine Parts Company                        41,475
       700  Johnson Controls, Inc.                       40,031
       600  Pep Boys-- Manny, Moe & Jack                 11,363
       600  Snap-On, Inc.                                21,750
     1,000  TRW, Inc.                                    54,625
                                                   ------------
                                                        294,144
                                                   ------------
      Banks -- 9.3%
     4,490  Banc One Corporation                        250,598
     2,600  Bank of New York, Inc.                      157,788
     4,800  BankAmerica Corporation                     414,900
     2,400  BankBoston                                  133,500
       500  Bankers Trust New York
               Corporation                               58,031
     1,100  BB&T Corporation                             74,388
     5,800  Chase Manhattan Corporation                 437,900
     3,200  Citicorp                                    477,600
       950  Comerica, Inc.                               62,938
     1,350  Fifth Third Bancorporation                   85,050
     2,000  First Chicago Corporation                   177,250
     6,568  First Union Corporation                     382,586
     2,100  Fleet Financial Group, Inc.                 175,350
     1,300  Huntington Bancshares, Inc.                  43,550
     3,000  KeyCorp                                     106,875
     3,500  MBNA Corporation                            115,500
     1,800  Mellon Bank Corporation                     125,325
       900  Mercantile Bancorporation                    45,338
     1,200  Morgan (J.P.) & Company, Inc.               140,550
     4,100  Morgan Stanley, Dean Witter,
               Discover and Company                     374,637
     1,800  National City Corporation                   127,800
     6,518  NationsBank Corporation                     498,627
       900  Northern Trust Corporation                   68,625
     5,200  Norwest Corporation                         194,350
     2,100  PNC Bank Corporation                        113,006
       800  Republic New York Corporation                50,350
     1,300  State Street Corporation                     90,350
     1,200  Summit Bancorp                               57,000
     1,300  SunTrust Banks, Inc.                        105,706
     1,600  Synovus Financial Corporation                38,000
     5,100  U.S. Bancorp                                219,300
     1,400  Wachovia Corporation                        118,300
     2,700  Washington Mutual, Inc.                     117,281
       700  Wells Fargo & Company                       258,300
                                                   ------------
                                                      5,896,649
                                                   ------------
      Broadcasting -- 0.7%
     4,900  CBS Corporation                             155,575
       800  Clear Channel Communications +               87,300
     4,200  MediaOne Group, Inc.                        184,537
       400  Meredith Corporation                         18,775
                                                   ------------
                                                        446,187
      Building Materials -- 0.9%
       600  Centex Corporation                           22,650
       400  Crane Company                                19,425
       300  Fleetwood Enterprises                        12,000
     5,000  Home Depot, Inc.                            415,312
       300  Kaufman & Broad Home
               Corporation                                9,525
     1,100  Masco Corporation                            66,550
     1,000  Pall Corporation                             20,500
       400  Pulte Corporation                            11,950
                                                   ------------
                                                        577,912
                                                   ------------
      Business Equipment and Supplies -- 1.8%
       900  Avery Dennison Corporation                   48,375
     1,100  Ikon Office Solutions                        16,019
     6,700  International Business Machines
               Corporation                              769,243
     2,000  Pitney Bowes, Inc.                           96,250
     2,200  Xerox Corporation                           223,575
                                                   ------------
                                                      1,153,462
                                                   ------------
      Business Services -- 0.2%
     5,862  Cendant Corporation +                       122,369
       700  Deluxe Corporation                           25,069
       700  Moore Corporation Ltd.                        9,275
                                                   ------------
                                                        156,713
                                                   ------------
      Chemicals and Plastics -- 2.9%
     1,800  Air Products & Chemicals, Inc.               72,000
     1,600  Dow Chemical Company                        154,700
     7,800  dupont (E.I.) de Nemours &
               Company                                  582,075
       700  Eastman Chemical Company                     43,575
       900  Ecolab, Inc.                                 27,900
     1,200  Engelhard Corporation                        24,300
       300  FMC Corporation +                            20,456
       600  Grace (W.R.) & Company +                     10,238
       500  Great Lakes Chemical Corporation             19,719
       800  Hercules, Inc.                               32,900
       400  Kerr-McGee Corporation                       23,150
       600  Mallinckrodt Group, Inc.                     17,813
     2,800  Minnesota Mining &
               Manufacturing Company                    230,125
     4,100  Monsanto Company                            229,087
     1,100  Morton International, Inc.                   27,500
       600  Nalco Chemical Company                       21,075
       125  Octel Corporation +                           2,484
     1,300  Praxair, Inc.                                60,856
       400  Raychem Corporation                          11,825
     1,400  Rockwell International
              Corporation                                67,287
       600  Rohm & Haas Company                          62,363
       900  Sigma-Aldrich Corporation                    31,613
       600  Union Camp Corporation                       29,775
     1,000  Union Carbide Corporation                    53,375
                                                   ------------
                                                      1,856,191
                                                   ------------
      Coal -- 0.2%
     1,500  CSX Corporation                              68,250
       200  Eastern Enterprises                           8,575
       700  Fluor Corporation                            35,700
                                                   ------------
                                                        112,525
                                                   ------------
      Communication Equipment -- 1.2%
     1,300  Cabletron Systems, Inc. +                    17,469
     6,600  GTE Corporation                             367,125
       700  Harris Corporation                           31,281
     4,100  Motorola, Inc.                              215,506
     1,200  National Semiconductor
               Corporation +                             15,825
       700  Scientific-Atlanta, Inc.                     17,763
     1,300  Tellabs, Inc. +                              93,112
                                                   ------------
                                                        758,081
                                                   ------------
      Computer Hardware, Software or
            Services -- 7.8%
     2,400  3COM Corporation +                           73,650
       600  Adobe Systems, Inc.                          25,463
       800  Advanced Micro Devices, Inc. +               13,650
     1,500  AMP, Inc.                                    51,563
     1,000  Apple Computer, Inc. +                       28,688
       400  Autodesk, Inc.                               15,450
     2,000  Automatic Data Processing, Inc.             145,750
     1,700  Bay Networks, Inc. +                         54,825
       700  Ceridian Corporation +                       41,125
     6,950  CISCO Systems, Inc. +                       639,834
    11,345  Compaq Computer Corporation                 321,914
     3,750  Computer Associates
               International, Inc.                      208,359
       900  Computer Sciences Corporation                57,600
       400  Data General Corporation +                    5,975
     4,600  Dell Computer Corporation +                 426,937
     1,100  Gateway 2000, Inc. +                         55,688
     7,200  Hewlett Packard Company                     431,100
     1,000  Honeywell, Inc.                              83,563
    16,800  Microsoft Corporation +                   1,820,700
     2,400  Novell, Inc. +                               30,600
     6,800  Oracle Systems Corporation +                167,025
     1,600  Parametric Technology
               Corporation +                             43,400
     1,700  Seagate Technologies, Inc. +                 40,481
     1,400  Silicon Graphics, Inc. +                     16,975
     2,600  Sun Microsystems, Inc. +                    112,937
     1,800  Unisys Corporation +                         50,850
                                                   ------------
                                                      4,964,102
                                                   ------------
      Computer -- Semiconductors -- 1.8%
     2,500  Applied Materials +                          73,750
     3,400  EMC Corporation +                           152,363
    11,300  Intel Corporation                           837,612
       800  LSI Logic Corporation +                      18,450
     1,300  Micron Technology, Inc. +                    32,256
                                                   ------------
                                                      1,114,431
                                                   ------------
      Consumer Non-Durables -- 3.7%
     1,600  Corning, Inc.                                55,600
    22,500  General Electric Company                  2,047,500
       800  Grainger (W.W.), Inc.                        39,850
     2,800  Lowe's Companies, Inc.                      113,575
     1,300  Newell Company                               64,756
                                                   ------------
                                                      2,321,281
                                                   ------------


      Consumer Services -- 0.2%
       900  Block (H & R), Inc.                          37,913
       600  Manor Care, Inc.                             23,063
     1,700  Service Corporation
               International                             72,887
                                                   ------------
                                                        133,863
                                                   ------------
      Consumer Staples -- 0.1%
     1,400  Pioneer Hi-Bred International, Inc.          57,925
                                                   ------------
      Containers -- 0.2%
       300  Ball Corporation                             12,056
     1,000  Crown Cork & Seal Company, Inc.              47,500
     1,200  Owens-Illinois, Inc. +                       53,700
       606  Sealed Air Corporation +                     22,271
                                                   ------------
                                                        135,527
                                                   ------------
      Cosmetics -- Toiletry -- 0.1%
       400  Alberto-Culver Company, Class B              11,600
     1,100  Avon Products, Inc.                          85,250
                                                   ------------
                                                         96,850
                                                   ------------
      Diversified -- 1.8%
       300  Aeroquip-Vickers, Inc.                       17,513
     3,900  AlliedSignal Corporation                    173,062
     1,100  Cognizant Corporation                        69,300
     1,400  Fortune Brands, Inc.                         53,812
     1,000  Loews Corporation                            87,125
     1,100  Textron, Inc.                                78,856
     1,000  Thermo Electron Corporation +                34,188
     4,100  Tyco International Ltd.                     258,300
     4,400  Unilever NV                                 347,325
                                                   ------------
                                                      1,119,481
                                                   ------------
      Electrical Equipment -- 0.4%
     1,000  Cooper Industries, Inc.                      54,938
       300  Foster Wheeler Corporation                    6,431
       400  General Signal Corporation                   14,400
       400  Tektronix, Inc.                              14,150
     2,700  Texas Instruments, Inc.                     157,444
       400  Thomas & Betts Corporation                   19,700
                                                   ------------
                                                        267,063
                                                   ------------
      Electronics -- 0.5%
       700  Eaton Corporation                            54,425
       400  EG & G, Inc.                                 12,000
     3,100  Emerson Electric Company                    187,162
     1,000  General Instrument Corporation +             27,188
       700  KLA-Tencor Corporation +                     19,381
       900  Tandy Corporation                            47,756
                                                   ------------
                                                        347,912
                                                   ------------
      Energy and Resources -- 0.2%
     1,405  Burlington Resources, Inc.                   60,503
     1,400  Dresser Industries, Inc.                     61,687
                                                   ------------
                                                        122,190
                                                   ------------
      Entertainment -- 1.6%
       500  Brunswick Corporation                        12,375
     4,700  Disney (Walt) Company                       493,794
       600  Harcourt General Corporation                 35,700
     1,000  Hasbro, Inc.                                 39,312
       600  King World Productions, Inc.                 15,300
     2,000  Mattel, Inc.                                 84,625
     3,900  Time Warner, Inc.                           333,206
                                                   ------------
                                                      1,014,312
                                                   ------------
      Financial Services -- 4.5%
     3,200  American Express Company                    364,800
     1,700  American General Corporation                121,019
     2,175  Associates First Capital
              Corporation                               167,203
       800  Bear Stearns Companies, Inc.                 45,508
       400  Beneficial Corporation                       61,275
       500  Capital One Financial
               Corporation                               62,099
       900  Countrywide Credit Industries                45,675
       800  Dow Jones & Company, Inc.                    44,600
     1,000  Equifax, Inc.                                36,312
     7,300  Fannie Mae                                  443,475
     4,800  Federal Home Loan Mortgage
               Corporation                              225,900
     3,000  First Data Corporation                       99,937
     1,800  Franklin Resources, Inc.                     97,200
     1,100  Green Tree Financial Corporation             47,094
     1,900  Household International, Inc.                94,525
       900  Lehman Brothers Holdings, Inc.               69,806
     2,300  Merrill Lynch & Company, Inc.               212,175
     1,800  Schwab (Charles) Corporation                 58,500
     1,200  SLM Holding Corporation                      58,812
       400  Temple-Inland, Inc.                          21,550
     7,867  Travelers Group, Inc.                       476,937
                                                   ------------
                                                      2,854,402
                                                   ------------
      Food and Beverages -- 6.3%
     1,700  Albertson's, Inc.                            88,081
     3,400  Anheuser-Busch Companies, Inc.              160,437
     3,200  Campbell Soup Company                       170,000
    17,100  Coca-Cola Company                         1,462,050
     3,300  ConAgra, Inc.                               104,569
       300  Coors (Adolph) Company,
               Class B                                   10,200
     2,500  Heinz (H.J.) Company                        140,313
     1,200  Hershey Foods Corporation                    82,800
     2,800  Kellogg Company                             105,175
    10,400  PepsiCo, Inc.                               428,350
    16,700  Philip Morris Companies, Inc.               657,562
     1,100  Quaker Oats Company                          60,431
       900  Ralston-Purina Company                      105,131
     3,300  Sara Lee Corporation                        184,594
     2,500  Seagram Company Ltd.                        102,344
     1,300  UST, Inc.                                    35,100
     1,000  Wrigley (Wm) Jr. Company                     98,000
                                                   ------------
                                                      3,995,137
                                                   ------------
      Food Distribution -- 0.8%
     3,800  Archer-Daniels-Midland Company               73,625
     1,700  Bestfoods                                    98,706
     1,300  General Mills, Inc.                          88,887
       300  Great Atlantic & Pacific Tea
               Company, Inc.                              9,919
     1,800  Kroger Company +                             77,175
       600  Supervalu, Inc.                              26,625
     2,100  Sysco Corporation                            53,812
     1,000  Winn Dixie Stores, Inc.                      51,188
                                                   ------------
                                                        479,937
                                                   ------------
      Glass Products -- 0.2%
       400  Owens Corning Fiberglass
               Corporation                               16,325
     1,200  PPG Industries, Inc.                         83,475
                                                   ------------
                                                         99,800
                                                   ------------
      Health Care Facilities -- 0.4%
     4,500  Columbia/HCA Healthcare
               Corporation                              131,063
     1,100  Humana, Inc. +                               34,306
     2,100  Tenet Healthcare Corporation +               65,625
                                                   ------------
                                                        230,994
                                                   ------------



      Health Care Products -- 4.2%
    10,600  Abbott Laboratories                         433,275
       600  Allergan, Inc.                               27,825
       400  Bausch & Lomb, Inc.                          20,050
     1,000  Becton, Dickinson & Company                  77,625
     8,600  Merck & Company, Inc.                     1,150,250
     8,900  Pfizer, Inc.                                967,319
                                                   ------------
                                                      2,676,344
                                                   ------------
     Holding Companies -- 0.2%
       700  Providian, LLC                               54,994
     1,600  Public Service Enterprise                    55,100
                                                   ------------
                                                        110,094
                                                   ------------
      Home Appliances -- 0.2%
       800  Black & Decker Corporation                   48,800
       800  Maytag Corporation                           39,500
       600  Whirlpool Corporation                        41,250
                                                   ------------
                                                        129,550
                                                   ------------
      Home Furnishings and Housewares -- 0.9%
     9,000  American Home Products
               Corporation                              465,750
       300  Armstrong World                              20,213
     1,000  Rubbermaid, Inc.                             33,187
       200  Springs Industries, Inc.                      9,225
       600  Tupperware Corporation                       16,875
                                                   ------------
                                                        545,250
                                                   ------------
      Hotels and Restaurants -- 0.9%
       800  Darden Restaurants, Inc.                     12,700
       900  Harrah's Entertainment Corporation +         20,925
     1,700  Hilton Hotels Corporation                    48,450
     1,600  Marriott International, Inc.,                51,800
     4,700  McDonald's Corporation                      324,300
     1,200  Mirage Resorts, Inc. +                       25,575
     1,000  Tricon Global Restaurants, Inc. +            31,687
     1,100  Wendy's International, Inc.                  25,850
                                                   ------------
                                                        541,287
                                                   ------------
      Insurance -- 4.0%
     1,000  Aetna Life & Casualty Company                76,125
     3,000  Allstate Corporation                        274,687
     5,000  American International Group, Inc.          730,000
     1,000  AON Corporation                              70,250
     1,000  Chubb Corporation                            80,375
     1,400  CIGNA Corporation                            96,600
     1,200  Cincinnati Financial Corporation             46,050
     1,300  Conseco, Inc.                                60,775
       700  General Re Corporation                      177,450
     1,000  Hartford Financial Services Group,
               Inc.                                     114,375
       900  Jefferson-Pilot Corporation                  52,144
       900  Lincoln National Corporation                 82,237
     1,500  Marsh & McLennan Companies, Inc.             90,656
       800  MBIA, Inc.                                   59,900
       600  MGIC Investment Corporation                  34,238
       600  Progressive Corporation                      84,600
     1,100  SAFECO Corporation                           49,981
     1,406  St. Paul Companies, Inc.                     59,140
     1,300  SunAmerica, Inc.                             74,669
     1,100  Torchmark, Inc.                              50,325
       600  Transamerica Corporation                     69,075
     1,300  United Healthcare Corporation                82,550
       800  UNUM Corporation                             44,400
                                                   ------------
                                                      2,560,602
                                                   ------------
      Machinery and Heavy Equipment -- 0.6%
     2,600  Caterpillar, Inc.                           137,475
       300  Cincinnati Milacron, Inc.                     7,294
     1,700  Deere & Company                              89,887
     1,500  Dover Corporation                            51,375
     1,100  Ingersoll-Rand Company                       48,469
       600  Parker-Hannifin Corporation                  22,875
       700  Stanley Works                                29,094
                                                   ------------
                                                        386,469
                                                   ------------
      Manufacturing -- 0.7%
     1,600  Alcan Aluminum Ltd.                          44,200
     1,400  Aluminum Company of America                  92,312
     1,300  Boston Scientific Corporation +              93,112
       200  Briggs & Stratton Corporation                 7,488
       600  Brown-Forman Corporation,
               Class B                                   38,550
       600  Case Corporation                             28,950
       700  PACCAR, Inc.                                 36,575
       600  Reynolds Metals Company                      33,563
     1,400  Sherwin-Williams Company                     46,375
                                                   ------------
                                                        421,125
                                                   ------------
      Medical Instruments, Services, and
            Supplies -- 2.3%
       400  Bard (C.R.), Inc.                            15,225
     1,900  Baxter International, Inc.                  102,244
       900  Biomet, Inc.                                 29,756
       900  Cardinal Health, Inc.                        84,375
     1,000  Guidant Corporation                          71,312
     2,800  HBO & Company                                98,700
     2,700  HEALTHSOUTH Corporation +                    72,056
     9,300  Johnson & Johnson Company                   685,875
     3,200  Medtronic, Inc.                             204,000
       200  Shared Medical Systems Corporation           14,688
       700  St. Jude Medical, Inc. +                     25,769
       600  United States Surgical
               Corporation                               27,375
                                                   ------------
                                                      1,431,375
                                                   ------------
      Metal Fabricating -- 0.2%
     1,700  Illinois Tool Works, Inc.                   113,369
                                                   ------------
      Metals and Mining -- 0.4%
     1,400  Allegheny Teldyne, Inc.                      32,025
       300  ASARCO, Inc.                                  6,675
     2,600  Barrick Gold Corporation                     49,887
     1,600  Battle Mountain Gold Company                  9,500
       700  Cyprus Amax Minerals Company                  9,275
     1,300  Freeport McMoRan Copper & Gold,
               Class B                                   19,744
     1,000  Homestake Mining Company                     10,375
     1,000  Inco Ltd.                                    13,625
       900  Newmont Mining Corporation                   21,263
       600  Phelps Dodge Corporation                     34,312
     1,700  Placer Dome, Inc.                            19,975
                                                   ------------
                                                        226,656
                                                   ------------
      Natural Gas -- 0.4%
       600  Columbia Gas System, Inc.                    33,375
       800  Consolidated Natural Gas
               Company                                   47,100
     2,200  Enron Corporation                           118,937
       400  NICOR, Inc.                                  16,050
       300  ONOEK, Inc.                                  11,963
     1,052  Sempra Energy +                              29,193
       700  Sonat, Inc.                                  27,037
                                                   ------------
                                                        283,655
                                                   ------------
      News and Publishing -- 0.6%
     2,000  Gannett Company, Inc.                       142,125
       700  Knight-Ridder, Inc.                          38,544
       800  New York Times Company, Class A              63,400
       800  Times Mirror Company (New),
               Class A                                   50,300
     1,000  Tribune Company                              68,812
                                                   ------------
                                                        363,181
                                                   ------------

      Oil -- 6.7%
       700  Amerada Hess Corporation                     38,019
     6,800  Amoco Corporation                           283,050
       700  Apache Corporation                           22,050
       600  Ashland, Inc.                                30,975
     2,200  Atlantic Richfield Company                  171,875
     1,000  Baker Hughes, Inc.                           34,563
     4,500  Chevron Corporation                         373,781
       900  Coastal Corporation                          62,831
    17,000  Exxon Corporation                         1,212,312
     1,800  Halliburton Company                          80,212
       900  Louisiana Land & Exploration
               Company                                   16,425
       400  McDermott International, Inc.                13,775
     5,400  Mobil Corporation                           413,775
     2,300  Occidental Petroleum Corporation             62,100
       900  Oryx Energy Company +                        19,913
       400  Pennzoil Company                             20,250
     1,800  Phillips Petroleum Company                   86,737
    14,800  Royal Dutch Petroleum Company               811,225
     1,000  Tenneco, Inc.                                38,063
     3,800  Texaco, Inc.                                226,812
     1,700  Union Pacific Corporation                    75,013
     1,800  Union Pacific Resources Group                31,613
     1,700  Unocal Corporation                           60,775
     2,000  USX-Marathon Group                           68,625
                                                   ------------
                                                      4,254,769
                                                   ------------
      Oil Equipment and Services -- 0.4%
       400  Helmerich & Payne, Inc.                       8,900
     3,400  Schlumberger Ltd.                           232,263
       400  Western Atlas, Inc.                          33,950
                                                   ------------
                                                        275,113
                                                   ------------
      Paper and Forest Products -- 0.9%
       400  Bemis Company, Inc.                          16,350
       400  Boise Cascade Corporation                    13,100
       800  Champion International
               Corporation                               39,350
     1,600  Fort James Corporation                       71,200
       700  Georgia-Pacific Corporation                  41,256
       400  Harnischfeger Industries, Inc.               11,325
     2,100  International Paper Company                  90,300
     3,742  Kimberly-Clark Corporation                  171,664
       900  Mead Corporation                             28,575
       300  Potlatch Corporation                         12,600
       500  Stone Container Corporation                   7,813
     1,400  Weyerhaeuser Company                         64,662
       900  Willamette Industries, Inc.                  28,800
                                                   ------------
                                                        596,995
                                                   ------------
      Personal Items -- 3.0%
     2,000  Colgate-Palmolive Company                   176,000
     7,800  Gillette Company                            442,162
       900  International Flavors &
               Fragrances, Inc.                          39,094
       300  Jostens, Inc.                                 7,163
     9,300  Procter & Gamble Company                    846,881
     5,700  Warner-Lambert Company                      395,437
                                                   ------------
                                                      1,906,737
                                                   ------------
     Petroleum Refining -- 0.2%
       500  Anadarko Petroleum Corporation               33,594
       700  Rowan Companies +                            13,606
       600  Sun Company                                  23,288
     2,200  Williams Companies, Inc.                     74,250
                                                   ------------
                                                        144,738
                                                   ------------
      Pharmaceuticals -- 3.1%
       700  ALZA Corporation                             30,275
     6,900  Bristol-Myers Squibb Company                793,069
     7,700  Lilly (Eli) & Company                       508,681
     3,500  Pharmacia & Upjohn, Inc.                    161,438
     5,100  Schering-Plough Corporation                 467,287
                                                   ------------
                                                      1,960,750
                                                   ------------
      Photographic Equipment and Supplies-- 0.3%
     2,200  Eastman Kodak Company                  $    160,738
       400  Polaroid Corporation                         14,225
                                                   ------------
                                                        174,963
                                                   ------------
      Printing and Publishing -- 0.3%
       600  American Greetings Corporation,
               Class A                                   30,563
     1,000  Donnelley (R.R.) & Sons Company              45,750
     1,000  Dun & Bradstreet Corporation                 36,125
       800  McGraw-Hill, Inc.                            65,250
       900  Westvaco Corporation                         25,425
                                                   ------------
                                                        203,113
                                                   ------------
      Railroads -- 0.1%
     2,600  Norfolk Southern Corporation                 77,513
                                                   ------------
      Research and Development -- 0.2%
     1,800  Amgen, Inc.                                 117,675
                                                   ------------
      Retail -- Store -- 4.1%
        25  Abercrombie And Fitch Company +               1,100
     1,900  American Stores Company                      45,956
       800  Circuit City Stores-- Circuit City
               Group                                     37,500
       900  Consolidated Stores Corporation +            32,625
     1,700  Costco Companies, Inc. +                    107,206
     2,800  CVS Corporation                             109,025
     3,000  Dayton Hudson Corporation                   145,500
       600  Dillard's, Inc.                              24,863
     1,400  Federated Department Store +                 75,337
     2,750  Gap, Inc.                                   169,469
     3,400  K mart Corporation +                         65,450
     1,300  Limited, Inc.                                43,063
       300  Longs Drug Stores Company                     8,663
     1,600  May Department Stores Company               104,800
       700  Nordstrom, Inc.                              54,075
     1,700  Penney (J.C.) Company, Inc.                 122,931
     1,700  Rite Aid Corporation                         63,856
       300  Russell Corporation                           9,056
     2,700  Sears, Roebuck & Company                    164,869
     2,200  TJX Companies, Inc.                          53,075
     2,000  Toys R Us, Inc. +                            47,125
     1,100  Venator Group, Inc. +                        21,038
    15,500  Wal-Mart Stores, Inc.                       941,625
     3,400  Walgreen Company                            140,462
                                                   ------------
                                                      2,588,669
                                                   ------------
      Savings and Loan Associations -- 0.2%
       800  Ahmanson (H.F.) Company                      56,800
       400  Golden West Financial
               Corporation                               42,525
                                                   ------------
                                                         99,325
                                                   ------------
      Soaps and Detergents -- 0.1%
       900  Clorox Company                               85,838
                                                   ------------
      Steel -- 0.2%
       900  Armco, Inc. +                                 5,738
     1,000  Bethlehem Steel Corporation +                12,438
       700  Nucor Corporation                            32,200
       600  Timken Company                               18,487
       700  USX-U.S.Steel Group, Inc.                    23,100
       800  Worthington Industries, Inc.                 12,050
                                                   ------------
                                                        104,013
                                                   ------------



      Technology -- 0.6%
     7,600  Ameritech Corporation                       341,050
     1,000  ITT Industries                               37,375
       400  Millipore Corporation                        10,900
       400  Perkin-Elmer Corporation                     24,875
                                                   ------------
                                                        414,200
                                                   ------------
      Telecommunications -- 7.8%
       900  360 Communications Company                   28,809
     3,500  AirTouch Communications,
               Inc. +                                   204,531
     1,300  ALLTEL Corporation                           60,450
       700  Andrew Corporation +                         12,644
     1,400  Ascend Communications, Inc. +                69,388
    11,200  AT&T Corporation                            639,800
    10,800  Bell Atlantic Corporation                   492,750
     6,800  BellSouth Corporation                       456,450
     2,400  Comcast Corporation Special,
               Class A                                   97,425
     1,000  DSC Communications Corporation +             30,000
     1,100  Frontier Corporation                         34,650
     9,300  Lucent Technologies, Inc.                   773,644
     4,800  MCI Communications Corporation              279,000
     1,800  Nextel Communications, Inc. +                44,775
     3,600  Northern Telecommunications Ltd.            204,300
    12,600  SBC Communications                          504,000
     3,000  Sprint Corporation                          211,500
     3,500  Tele-Communications, Inc., Class A +        134,531
     3,414  US West, Inc. +                             160,458
     2,400  Viacom, Inc., Class B +                     139,800
     7,000  WorldCom, Inc.                              339,062
                                                   ------------
                                                      4,917,967
                                                   ------------
      Tire and Rubber -- 0.1%
       700  Cooper Tire & Rubber Company                 14,437
       400  Goodrich (B.F.) Company                      19,850
       900  Goodyear Tire & Rubber
               Company                                   57,994
                                                   ------------
                                                         92,281
                                                   ------------
      Transportation -- 0.3%
       900  Burlington Northern Santa Fe                 88,369
       840  FDX Corporation +                            52,710
       700  Ryder System, Inc.                           22,094
                                                   ------------
                                                        163,173
                                                   ------------
      Utilities -- 2.3%
       900  Ameren Corporation                           35,775
     1,300  American Electric Power Company,
               Inc.                                      58,987
     1,000  Baltimore Gas & Electric Company             31,063
     1,000  Carolina Power & Light Company               43,375
     1,300  Central & Southwest Corporation              34,938
     1,300  Cinergy Corporation                          45,500
     1,600  Consolidated Edison Company                  73,700
     1,300  Dominion Resources, Inc.                     52,975
     1,200  DTE Energy Company                           48,450
     2,500  Duke Energy Company                         148,125
     2,600  Edison International                         76,862
     1,700  Entergy Corporation                          48,875
     1,572  FirstEnergy Corporation                      48,339
     1,300  FPL Group, Inc.                              81,900
     1,000  GPU, Inc.                                    37,813
     2,000  Houston Industries, Inc.                     61,750
       400  National Service Industries, Inc.            20,350
     1,200  Niagara Mohawk Power Corporation +           17,925
     1,200  Northern States Power Company                34,350
     2,000  PacifiCorp                                   45,250
     1,500  PECO Energy Company                          43,781
       300  People's Energy Corporation                  11,588
     2,400  PG & E Corporation                           75,750
     1,100  PP & L Resources, Inc.                       24,956
     4,800  Southern Company                            132,900
     1,700  Texas Utilities Company                      70,762
     1,500  Unicom Corporation                           52,594
                                                   ------------
                                                      1,458,633
                                                   ------------
      Waste Management -- 0.3%
     1,400  Browning-Ferris Industries,
              Inc.                                       48,650
     2,300  Laidlaw, Inc., Class B                       28,031
     3,100  Waste Management, Inc.                      108,500
                                                   ------------
                                                        185,181
                                                   ------------
TOTAL COMMON STOCKS
   (Cost  $53,623,095)                               62,742,243
                                                   ------------


Principal
Amount
--------
U.S. TREASURY BILLS -- 0.2%
  $100,000  1.00% ++,** due 10/15/98                     98,498
                                                   ------------

TOTAL U.S. TREASURY BILLS
   (Cost  $98,498)                                       98,498
                                                   ------------
REPURCHASE AGREEMENT -- 0.8%
   (Cost  $492,000)
   492,000  Agreement with State Street
            Bank and Trust Company,
            5.800% dated 06/30/1998, to
            be repurchased at $492,079
            on 07/01/1998,
            collateralized by $365,000
            U.S. Treasury Note, 8.875%
            maturing 08/15/2017 (value
            $507,112)                                   492,000
                                                   ------------
TOTAL INVESTMENTS
   (Cost  $54,213,593*)                    100.1%    63,332,741

OTHER ASSETS AND
   LIABILITIES (Net)                        (0.1)       (41,316)
                                           -----   ------------
NET ASSETS                                 100.0%  $ 63,291,425
                                           =====   ============

---------
 * Aggregate cost for Federal tax purposes.
** Securities pledged as collateral for futures contracts.
 + Non-income producing security.
++ Rate represents annualized yield at date of purchase.

Number of                                            Unrealized
Contracts                                           Appreciation
---------                                           ------------
FUTURES CONTRACTS - LONG POSITION
2            S&P 500 Index,
             September 1998                          $   11,657
                                                     ==========

See Notes to Financial Statements

Munder Institutional S&P MidCap Index Equity
  Portfolio of Investments, June 30, 1998 (Unaudited)
------------------------------------------------------------------------------

Shares                                                Value
------                                                -----
COMMON STOCKS -- 99.1%
      Aerospace -- 0.6%
       400  Cordant Technologies, Inc.             $     18,450
       400  Gencorp, Inc.                                10,100
       500  Litton Industries, Inc. +                    29,500
       200  Oea, Inc.                                     3,200
                                                   ------------
                                                         61,250
                                                   ------------
      Agricultural Machinery -- 0.1%
       600  Agco Corporation                             12,338
                                                   ------------
      Air Travel -- 0.3%
       200  Alaska Air Group, Inc. +                     10,913
       300  Asa Holdings, Inc.                           14,887
                                                   ------------
                                                         25,800
                                                   ------------
      Aluminum -- 0.3%
       600  Alumax, Inc.                                 27,825
       100  Maxxam, Inc. +                                5,675
                                                   ------------
                                                         33,500
                                                   ------------
      Apparel & Textiles -- 1.9%
       302  Albany International Corporation              7,217
       600  Burlington Industries, Inc. +                 8,438
     1,000  Cintas Corporation                           51,000
     1,000  Jones Apparel Group, Inc. +                  36,562
       300  Rayonier, Inc.                               13,800
     1,400  Shaw Industries, Inc.                        24,675
       600  Unifi, Inc.                                  20,550
       600  Warnaco Group, Inc.                          25,463
                                                   ------------
                                                        187,705
                                                   ------------
      Automobiles -- 0.7%
       500  Federal Signal Corporation                   12,156
     1,600  Harley Davidson, Inc.                        62,000
                                                   ------------
                                                         74,156
                                                   ------------
     Automobile Parts & Equipment -- 1.3%
       300  Arvin Industries, Inc.                       10,894
       200  Borg Warner Automotive, Inc.                  9,613
     1,200  Danaher Corporation                          44,025
       400  Federal Mogul Corporation                    27,000
       700  Meritor Automotive, Inc.                     16,800
       300  Modine Manufacturing Company                 10,387
       300  Superior Industries
               International, Inc.                        8,456
                                                   ------------
                                                        127,175
                                                   ------------
      Banks -- 6.7%
     1,200  Charter One Financial, Inc.                  40,425
       500  City National Corporation                    18,469
     1,100  Crestar Financial Corporation                60,019
     1,900  First Security Corporation                   40,672
     1,400  First Tennessee National
               Corporation                               44,187
       500  First Virginia Banks, Inc.                   25,563
     1,500  Firstar Corporation                          57,000
     1,500  Hibernia Corporation                         30,281
     1,000  Marshall & Ilsley Corporation                51,062
       700  Mercantile Bankshares Corporation            24,369
     1,050  North Fork Bancorporation, Inc.              25,659
     1,050  Old Kent Financial Corporation               37,767
       800  Pacific Century Financial
               Corporation                               19,200
     1,500  Southtrust Corporation                       65,250
     1,200  Union Planters Corporation                   70,575
       300  Wilmington Trust Corporation                 18,263
       700  Zions Bancorp                                37,187
                                                   ------------
                                                        665,948
                                                   ------------
      Broadcasting -- 0.6%
     1,200  Belo (A.H.) Corporation                      29,250
       309  Chris Craft Industries, Inc.                 16,898
       300  TCA Cable TV, Inc.                           18,000
                                                   ------------
                                                         64,148
                                                   ------------
     Building Construction -- 0.2%
       500  Harsco Corporation                           22,906
                                                   ------------

      Business Services -- 7.1%
     1,100  Accustaff, Inc. +                            34,375
       600  Acnielson Corporation +                      15,150
     2,000  America Online, Inc.                        212,000
        80  Aztec Consulting, Inc. +                        610
       300  Banta Corporation                             9,263
     1,600  Comdisco, Inc.                               30,400
       800  Corrections Corporation America +            18,800
       750  Fiserv, Inc. +                               31,852
       400  Gtech Holdings Corporation +                 13,475
       300  Information Resources, Inc. +                 5,550
       300  Jacobs Engineering Group, Inc. +              9,637
       400  Kelly Services, Inc.                         14,150
       800  Manpower, Inc.                               22,950
       700  Medaphis Corporation +                        4,200
        10  Navigant International, Inc. +                   85
     1,000  NCR Corporation +                            32,500
       500  Ogden Corporation                            13,844
       800  Olsten Corporation                            8,950
     1,650  Paychex, Inc.                                67,134
       900  Robert Half International, Inc. +            50,287
       600  Sothebys Holdings, Inc.                      13,425
     1,000  Stewart Enterprises, Inc.                    26,625
     1,000  Sun Guard Data Systems +                     38,375
     1,000  Viad Corporation                             27,750
       120  Workflow Management, Inc. +                     968
                                                   ------------
                                                        702,355
                                                   ------------
      Chemicals and Plastics -- 3.9%
       600  Albemarle Corporation                        13,237
       300  Betzdearborn, Inc.                           12,412
       700  Cabot Corporation                            22,619
       400  Calgon Carbon Corporation                     3,975
       700  Crompton & Knowles Corporation               17,631
       500  Cytec Industries, Inc. +                     22,125
       200  Dexter Corporation                            6,363
       900  Ethyl Corporation                             5,513
       400  Ferro Corporation                            10,125
       400  First Brands Corporation                     10,250
       100  Fuller (H.B.) Company                         5,544
       300  Georgia Gulf Corporation                      6,844
       500  Hanna (M.A). Company                          9,156
     1,200  IMC Global, Inc.                             36,150
       400  Lawter International, Inc.                    4,350
       600  Lubrizol Corporation                         18,150
       200  Minerals Technologies, Inc.                  10,175
       100  NCH Corporation                               6,406
       500  Olin Corporation                             20,844
       600  Premark International, Inc.                  19,350
     1,000  R.P.M., Inc.                                 17,000
       400  Schulman (A.), Inc.                           7,825
     1,200  Solutia, Inc.                                34,425
       900  Sterling Commerce, Inc. +                    43,650
       300  Wellman, Inc.                                 6,806
       600  Witco Corporation                            17,550
                                                   ------------
                                                        388,475
                                                   ------------
      Communication Services -- 0.2%
       500  Comsat Corporation                           14,156
       400  Vanguard Cellular Systems, Inc. +             7,550
                                                   ------------
                                                         21,706
                                                   ------------
      Computers & Business Equipment -- 1.8%
       700  Diebold, Inc.                                20,213
     1,400  Quantum Corporation +                        29,050
       400  Sequent Computer Systems, Inc. +             $4,825
     1,000  Storage Technology Corporation +             43,375
       200  Stratus Computer, Inc. +                      5,063
       600  Sundstrand Corporation                       34,350
       600  Symbol Technologies, Inc.                    22,650
       500  Tech Data Corporation +                      21,437
                                                   ------------
                                                        180,963
                                                   ------------
      Computer Hardware, Software or
            Services --5.6%
     2,000  BMC Software, Inc. +                        103,875
     2,100  Cadence Design Systems, Inc. +               65,625
     1,850  Compuware Corporation +                      94,581
       600  Electronic Arts +                            32,400
       400  Imation Corporation +                         6,625
     1,600  Informix Corporation +                       12,650
       700  Keane, Inc. +                                39,200
       700  Mentor Graphics Corporation +                 7,394
     1,050  Networks Assocs, Inc. +                      50,269
       400  Policy Management Systems
               Corporation +                             15,700
     1,200  Solectron Corporation +                      50,475
       800  Sterling Software, Inc. +                    23,650
       300  Structural Dynamics Research
               Corporation +                              6,937
       600  Symantec Corporation +                       15,675
       700  Synopsys, Inc. +                             32,025
                                                   ------------
                                                        557,081
                                                   ------------
      Construction Materials -- 1.0%
       400  Fastenal Company                             18,575
       200  Granite Construction, Inc.                    6,125
       500  Martin Marietta Materials, Inc.              22,500
       300  Southdown, Inc.                              21,413
       300  Vulcan Matls Company                         32,006
                                                   ------------
                                                        100,619
                                                   ------------
      Containers & Glass -- 0.1%
      600  Mark IV Industries, Inc.                     12,975
                                                   ------------
      Domestic Oil -- 1.0%
       500  Murphy Oil Corporation                       25,344
       600  Noble Affiliates, Inc.                       22,800
       400  Quaker State Corporation                      6,550
       900  Ultramar Diamond Shamrock                    28,406
       600  Valero Energy Corporation                    19,950
                                                   ------------
                                                        103,050
                                                   ------------
      Drugs & Health Care -- 8.0%
       300  Acuson +                                      5,456
       600  Allegiance Corporation                       30,750
       500  Apria Healthcare Group, Inc. +                3,344
       100  ATL Ultrasound                                4,563
       500  Bergen Brunswig Corporation                  23,188
       800  Biogen, Inc. +                               39,200
       500  Carter Wallace, Inc.                          9,031
       700  Centocor, Inc. +                             25,375
     1,800  Chiron Corporation +                         28,237
       600  Covance, Inc. +                              13,500
       800  Forest Labs, Inc. +                          28,600
       800  General Nutrition Companies, Inc. +          24,900
       800  Genzyme Corporation +                        20,450
       500  Health Care & Retirement
               Corporation +                             19,719
     1,700  Health Management Associates +               56,844
       700  ICN Pharmaceuticals, Inc.                    31,981
     1,200  Ivax Corporation +                           11,100
       900  Mckesson Corporation                         73,125
     1,200  Mylan Labs, Inc.                             36,075
       600  Novacare, Inc. +                              7,050
       900  Omnicare, Inc.                               34,312
       800  Oxford Health Plans, Inc. +                  12,250
       400  Pacific Health Systems, Inc. +               35,350
       800  Perrigo Company +                             8,050
       800  Quintiles TransNational
               Corporation +                             39,350
       800  Quorum Health Group, Inc. +                  21,200
       200  Scherer (R.P.) Corporation +                 17,725
     1,000  Stryker Corporation                          38,375
     1,000  Sybron International Corporation +           25,250
       800  Total Renal Care Holdings, Inc. +            27,600
       900  Watson Pharmaceuticals, Inc. +               42,019
                                                   ------------
                                                        793,969
                                                   ------------
      Electrical Equipment -- 1.4%
     1,000  American Power Conversion
               Corporation +                             30,000
       300  AMETEK, Inc.                                  8,794
     1,000  Arrow Electrs, Inc. +                        21,750
     1,000  Atmel Corporation +                          13,625
       600  Dentsply International, Inc.                 15,000
       700  Hubbell, Inc.                                29,137
       300  Magnetek, Inc. +                              4,725
       500  Ucar International, Inc. +                   14,594
                                                   ------------
                                                        137,625
                                                   ------------
      Electronics -- 5.0%
     1,300  ADC Telecommunications, Inc. +               47,491
       900  Altera Corporation +                         26,606
     1,600  Analog Devices, Inc. +                       39,300
       400  Avnet, Inc.                                  21,875
       700  Cirrus Logic, Inc. +                          7,788
       900  Cypress Semiconductor
               Corporation +                              7,481
       800  Integrated Device Technology, Inc. +          5,725
       700  Lexmark International Group, Inc. +          42,700
       800  Linear Technology Corporation                48,250
     1,300  Maxim Integrated Products, Inc. +            41,194
     1,600  Molex, Inc.                                  40,000
       700  Qualcomm, Inc. +                             39,331
       600  SCI Systems, Inc. +                          22,575
       800  Sensormatic Electronics Corporation          11,200
       100  Sequa Corporation +                           6,675
       400  Teleflex, Inc.                               15,200
       900  Teradyne, Inc. +                             24,075
       300  Varian Associates, Inc.                      11,700
       735  Vishay Intertechnology, Inc.                 13,184
       800  Xilinx, Inc. +                               27,200
                                                   ------------
                                                        499,550
                                                   ------------
      Financial Services -- 3.4%
       600  American Financial Group, Inc.               25,987
       625  Associated Banc Corporation                  23,516
     1,000  Edwards (A.G.), Inc.                         42,687
       600  Finova Group, Inc.                           33,975
     1,400  Paine Webber Group, Inc.                     60,025
     1,200  Price T Rowe & Associates, Inc.              45,075
     1,500  Regions Financial Corporation                61,594
       900  Reliastar Financial Corporation              43,200
                                                   ------------
                                                        336,059
                                                   ------------
      Food & Beverages -- 4.9%
       400  Bob Evans Farms, Inc.                         8,475
     3,900  Coca Cola Enterprises, Inc.                 153,075
       400  Dean Foods Company                           21,975
       600  Dole Food,Inc.                               29,812
       300  Dreyers Grand Ice Cream, Inc.                 6,038
       900  Flowers Industries, Inc.                     18,394
       800  Hormel Foods Corporation                     27,650
       900  IBP, Inc.                                    16,312
       200  International Multifoods
               Corporation                                5,500
       700  Interstate Bakeries Corporation              23,231
       300  Lance, Inc.                                   6,713
       800  Mccormick & Company, Inc.                    28,575
       500  Outback Steakhouse, Inc. +                   19,500
       300  Smucker (J.M.) Company                        7,444
     2,400  Tyson Foods, Inc.                            52,050
       500  United States Foodservice +                  17,531
       600  Universal Foods Corporation                  13,313
       400  Vlasic Foods International, Inc. +            8,050
     1,000  Whitman Corporation                          22,937
                                                   ------------
                                                        486,575
                                                   ------------
      Forest Products -- 0.2%
       900  Georgia Pacific Corporation                  20,756
                                                   ------------
      Gas & Pipeline Utilities -- 1.8%
       600  AGL Resources, Inc.                          11,925
       800  American Water Works, Inc.                   24,800
     1,200  El Paso Natural Gas Company                  45,900
       200  Indiana Energy, Inc.                          5,975
       500  KN Energy, Inc.                              27,099
       800  MCN Corporation Holding
               Company                                   19,900
       400  National Fuel Gas Company                    17,425
       800  Questar Corporation                          15,700
       400  Washington Gas Light Company                 10,700
                                                   ------------
                                                        179,424
                                                   ------------
      Hotels & Restaurants -- 0.9%
       700  Brinker International, Inc. +                13,475
       500  Buffets, Inc. +                               7,844
       600  Cracker Barrel Old Country Store             19,050
       400  Lone Star Steakhouse & Saloon +               5,525
       900  Promus Hotel Corporation +                   34,650
       200  Sbarro, Inc.                                  5,425
                                                   ------------
                                                         85,969
                                                   ------------
      Household Appliances & Home
        Furnishings -- 0.9%
     1,000  Best Buy Company, Inc. +                     36,125
     2,000  Leggett & Platt, Inc.                        50,000
                                                   ------------
                                                         86,125
                                                   ------------
      Household Products -- 0.8%
       200  Church & Dwight, Inc.                         6,475
     1,000  Dial Corporation                             25,938
       700  Hillenbrand Industries, Inc.                 42,000
                                                   ------------
                                                         74,413
                                                   ------------
      Industrial Machinery -- 2.4%
     1,800  AES Corporation +                            94,612
       700  Airgas, Inc. +                               10,063
       500  Donaldson Company, Inc.                      11,812
       300  Kaydon Corporation                           10,594
       300  Kennametal, Inc.                             12,525
       200  Nordson Corporation                           9,400
       300  Stewart & Stevenson Services, Inc.            5,400
       200  Tecumseh Products Company,
               Class A                                   10,562
     1,642  United States Filter Corporation +           46,079
       300  Watts Industries, Inc.                        6,263
       400  York International Corporation               17,425
                                                   ------------
                                                        234,735
                                                   ------------
      Insurance -- 3.2%
     2,800  Aflac, Inc.                                  84,875
       700  Ambac Financial Group, Inc.                  40,950
     1,200  Foundation Health Systems, Inc. +            31,650
       300  HSB Group, Inc.                              16,050
     1,350  Old Republic International
               Corporation                               39,572
       300  PMI Group, Inc.                              22,012
     1,400  Provident Cos, Inc.                          48,300
       400  Transatlantic Holdings, Inc.                 30,925
                                                   ------------
                                                        314,334
                                                   ------------



      Leisure Time -- 0.6%
       800  Callaway Golf Company                        15,750
     1,000  Circus Circus Enterprises, Inc. +            16,938
     1,200  International Game Technology                29,100
                                                   ------------
                                                         61,788
                                                   ------------
      Medical Instruments -- 0.2%
       300  Beckman Coulter, Inc.                        17,475
        33  Sonosight, Inc. +                               241
                                                   ------------
                                                         17,716
                                                   ------------
      Medical Services -- 0.5%
     1,100  Beverly Enterprises, Inc. +                  15,194
       400  Concentra Managed Care, Inc. +               10,400
       600  First Health Group Corporation +             17,100
       700  PSS World Medical, Inc. +                    10,237
                                                   ------------
                                                         52,931
                                                   ------------
      Mining -- 0.1%
       200  Brush Wellman, Inc.                           4,113
       200  Calmat Company                                4,400
       100  Cleveland Cliffs, Inc.                        5,362
                                                   ------------
                                                         13,875
                                                   ------------
      Miscellaneous -- 0.1%
       300  Rollins, Inc.                                 6,150
        10  School Specialty, Inc. +                        164
                                                   ------------
                                                          6,314
                                                   ------------
      Mobile Homes -- 0.2%
     1,200  Clayton Homes, Inc.                          22,800
                                                   ------------
      Newspapers -- 0.9%
       500  Lee Enterprises, Inc.                        15,313
       300  Media General, Inc.                          14,625
       100  Washington Post Company                      57,600
                                                   ------------
                                                         87,538
                                                   ------------
      Office Furnishings & Supplies -- 1.3%
       600  Hon Industries, Inc.                         20,400
     1,000  Miller Herman, Inc.                          24,312
     1,300  Office Max, Inc. +                           21,450
       800  Reynolds & Reynolds Company                  14,550
       300  Standard Register                            10,613
       225  United States Office Products
               Company +                                  4,388
       900  Viking Office Products, Inc. +               28,237
       400  Wallace Computer Series, Inc.                 9,500
                                                   ------------
                                                        133,450
                                                   ------------
      Oil & Gas -- 4.8%
       800  BJ Services Company +                        23,250
       400  Camco International, Inc.                    31,150
     1,500  ENSCO International, Inc.                    26,062
       975  EVI Weatherford, Inc. +                      36,197
       400  Flowserve Corporation                         9,850
     1,800  Global Marine, Inc. +                        33,637
       800  Lyondell Petrochemical Company               24,350
     1,600  Marketspan Corporation +                     47,900
     1,000  Nabors Industries, Inc. +                    19,813
     1,300  Noble Drilling Corporation +                 31,281
       988  Ocean Energy, Inc. +                         19,328
       800  Parker Drilling Company +                     5,650
     1,000  Pioneer Natural Resources Company            23,875
     1,300  Ranger Oil Ltd.                               9,506
       600  Seagull Energy Corporation +                  9,938
       500  Smith International, Inc. +                  17,406
     1,600  Tosco Corporation                            47,000
     1,000  Transocean Offshore, Inc.                    44,500
       700  Varco International, Inc. +                  13,869
                                                   ------------
                                                        474,562
                                                   ------------
      Paper -- 1.4%
       400  Bowater, Inc.                                18,900
       200  Chesapeake Corporation                        7,787
     1,000  Consolidated Papers, Inc.                    27,250
       400  Glatfelter (P.H.) Company                     6,325
       500  Longview Fibre Company                        7,125
       400  Pentair, Inc.                                17,000
     1,100  Sonoco Products Company                      33,275
       700  Unisource Worldwide, Inc.                     7,569
       600  Wausau Mosinee Paper
               Corporation                               13,725
                                                   ------------
                                                        138,956
                                                   ------------
      Pollution Control -- 1.1%
     2,200  USA Waste Services, Inc. +                  108,625
                                                   ------------
      Publishing -- 0.2%
       300  Houghton Mifflin Company                      9,525
       200  Scholastic Corporation +                      7,975
                                                   ------------
                                                         17,500
                                                   ------------
      Railroads & Equipment -- 1.0%
       400  GATX Corporation                             17,550
     1,100  Kansas City Southern Industries,
               Inc.                                      54,587
       400  Trinity Industries, Inc.                     16,600
       500  Wisconsin Central Transportation
               Corporation +                             10,938
                                                   ------------
                                                         99,675
                                                   ------------
      Retail -- 7.4%
       700  Barnes & Noble, Inc. +                       26,206
       700  Bed Bath & Beyond, Inc. +                    36,269
       400  BJs Wholesale Club, Inc. +                   16,250
       800  Borders Group, Inc. +                        29,600
       500  Claire S Stores, Inc.                        10,250
       900  CompUSA, Inc. +                              16,256
     1,500  Dollar General Corporation                   59,344
       200  Enesco Group, Inc.                            6,150
     1,800  Family Dollar Stores, Inc.                   33,300
       500  Fingerhut Companies, Inc.                    16,500
       400  Hannaford Brothers Company                   17,600
       600  Heilig Meyers Company                         7,388
     1,600  Kohls Corporation +                          83,000
       300  Lands End, Inc. +                             9,487
     1,500  Meyer Fred, Inc. +                           63,750
       400  Micro Warehouse, Inc. +                       6,200
       400  Nine West Group, Inc. +                      10,725
     1,600  Office Depot, Inc. +                         50,500
       400  Payless Shoesource, Inc. +                   29,475
       900  Proffitts, Inc. +                            36,337
       500  Ruddick Corporation                           9,062
       600  Saks Holdings, Inc. +                        16,575
     2,500  Staples, Inc. +                              72,344
       900  Starbucks Corporation +                      48,094
       400  Tiffany & Company                            19,200
                                                   ------------
                                                        729,862
                                                   ------------
     Savings & Loan -- 0.6%
     1,200  Dime Bancorp, Inc.                           35,925
       900  TCF Financial Corporation                    26,550
                                                   ------------
                                                         62,475
                                                   ------------
      Shipbuilding -- 0.1%
       400  Newport News Shipbuilding,
               Inc.                                      10,700
                                                   ------------


      Steel -- 0.6%
     1,000  AK Steel Holding Corporation                 17,875
       200  Carpenter Technology Corporation             10,050
       500  Inland Steel Industries, Inc.                14,099
       300  Oregon Steel Mills, Inc.                      5,587
       200  Precision Castparts Corporation              10,675
                                                   ------------
                                                         58,286
                                                   ------------
      Telecommunications -- 1.8%
       400  Aliant Communications, Inc.                  10,975
       900  Century Telephone Enterprises                41,287
     1,400  Cincinnati Bell, Inc.                        40,075
       400  Comverse Technology, Inc. +                  20,750
       700  Southern N E Telecomm
               Corporation                               45,850
       600  Telephone & Data Systems, Inc.               23,625
                                                   ------------
                                                        182,562
                                                   ------------
      Tires & Rubber -- 0.4%
       200  Bandag, Inc.                                  7,800
       300  Carlisle Companies, Inc.                     12,919
       400  Lancaster Colony Corporation                 15,150
                                                   ------------
                                                         35,869
                                                   ------------
      Tobacco -- 0.2%
       400  Universal Corporation                        14,950
                                                   ------------
      Trucking & Freight Forwarding -- 1.2%
       600  Airbourne Freight Corporation                20,962
       500  Alexander & Baldwin, Inc.                    14,563
       300  Arnold Industries, Inc.                       4,425
       500  CNF Transportation, Inc.                     21,250
       400  Hunt (J.B.) Transport Services,
               Inc.                                      14,250
       400  Overseas Shipholding Group, Inc.              8,150
       400  Pittston Brinks Group                        14,750
       600  Tidewater, Inc.                              19,800
                                                   ------------
                                                        118,150
                                                   ------------
      Utilities -- 8.1%
     1,200  Allegheny Energy, Inc.                       36,150
       150  Black Hills Corporation                       3,450
       700  Calenergy, Inc. +                            21,044
       300  Central Maine Power Company                   5,850
       200  Cleco Corporation                             5,950
     1,000  CMS Energy Corporation                       44,000
       975  Conectiv, Inc.                               19,988
       700  Energy East Corporation                      29,137
     1,000  Florida Progress Corporation                 41,125
       300  Hawaiian Electric Industries, Inc.           11,906
       400  Idaho Power Company                          13,850
       700  Illinova Corporation                         21,000
       800  Interstate Energy Corporation                26,000
       500  IPALCO Enterprises                           22,219
       600  Kansas City Power & Light
               Company                                   17,400
     1,300  LG & E Energy Corporation                    35,181
     1,000  Midamerican Energy Holdings
               Company                                   21,625
       300  Minnesota Power & Light Company              11,925
       600  Montana Power Company                        20,850
       500  Nevada Power Company                         12,875
     1,100  New Century Energies, Inc.                   49,981
       700  New England Electric Systems                 30,275
     1,200  Nipsco Industries, Inc.                      33,600
     1,300  Northeast Utilities                          22,019
       800  OGE Energy Corporation                       21,600
       900  Pinnacle West Capital Corporation            40,500
     1,200  Potomac Electric Power Company               30,075
       400  Public Service Company Nm                     9,075
       900  Puget Sound Energy, Inc.                     24,131
     1,100  Scana Corporation                            32,794
     1,300  Teco Energy, Inc.                            34,856
       500  Utilicorp United, Inc.                       18,844
     1,100  Wisconsin Energy Corporation                 33,412
                                                   ------------
                                                        802,687
                                                   ------------
TOTAL COMMON STOCKS
   (Cost  $9,530,252)                                 9,842,955
                                                   ------------
OTHER INVESTMENTS**
   (Cost  $2,597,312)                      26.2%      2,597,312
TOTAL INVESTMENTS
   (Cost  $9,530,252*)                     99.1%      9,842,955
OTHER ASSETS AND
   LIABILITIES (Net)                       (25.3)    (2,511,440)
                                           -----   ------------
NET ASSETS                                 100.0%  $  9,928,827
                                           =====   ============

---------
 * Aggregate cost for Federal tax purposes.
** As of June 30, 1998, the market value of the securities on loan is $2,489,650. Collateral received for securities loaned of $2,597,312 is invested in Navigator Securities Lending Trust-Prime Portfolio.
 + Non-income producing security.

See Notes to Financial Statements

Munder Institutional Funds
  Statements of Assets and Liabilities, June 30, 1998 (Unaudited)

------------------------------------------------------------------------------


                                                   Institutional  Institutional
                                                      S&P 500      S&P MidCap
                                                   Index Equity   Index Equity
                                                       Fund          Fund
                                                   -------------  -------------
ASSETS:
Investments, at value See accompanying schedule:
     Securities .................................   $62,840,741   $12,440,267
     Repurchase agreement .......................       492,000          --
                                                    -----------   -----------
Total investments ...............................    63,332,741    12,440,267
Cash ............................................        20,631          --
Receivable for investments sold .................        61,371       193,544
Receivable for Fund shares sold .................         2,557          --
Dividends receivable ............................        63,295         6,428
Interest receivable .............................            79          --
Receivable from investment advisor ..............        11,409         8,158
Unamortized organization costs ..................         7,515         2,963
Prepaid expenses and other assets ...............           441           204
                                                    -----------   -----------
     Total Assets ...............................    63,500,039    12,651,564
                                                    -----------   -----------

LIABILITIES:
Due to custodian ................................          --          20,331
Custodian fees payable ..........................         3,458         6,955
Variation margin ................................         4,250          --
Payable for investment securities purchased .....       195,228        97,116
Payable upon return of securities loaned ........          --       2,597,312
Administration fee payable ......................           872           136
Transfer agent fee payable ......................         4,392          --
Accrued Director's fees and expenses ............           414            37
Accrued expenses and other payables .............          --             850
                                                    -----------   -----------
     Total Liabilities ..........................       208,614     2,722,737
                                                    -----------   -----------

NET ASSETS ......................................   $63,291,425   $ 9,928,827
                                                    ===========   ===========
Investments at cost .............................   $54,213,593   $ 9,530,252
                                                    ===========   ===========

NET ASSETS consist of:
Undistributed net investment income .............        19,077           864
Accumulated net realized gain on investments sold
    and futures contracts .......................       838,428       115,250
Net unrealized appreciation of investments and
    futures contracts ...........................     9,130,805       312,703
Par value .......................................         5,421           950
Paid-in capital in excess of par value ..........    53,297,694     9,499,060
                                                    -----------   -----------
     Total Net Assets ...........................   $63,291,425   $ 9,928,827
                                                    ===========   ===========

SHARES OUTSTANDING ..............................     5,421,347       950,001
                                                    ===========   ===========
NET ASSET VALUE offering and redemption price
    per share ...................................   $     11.67   $     10.45
                                                    ===========   ===========

See Notes to Financial Statements

Munder Institutional Funds
   Statements of Operations, Periods Ended June 30, 1998 (Unaudited)

------------------------------------------------------------------------------


                                                  Institutional   Institutional
                                                     S&P 500       S&P MidCap
                                                  Index Equity    Index Equity
                                                     Fund           Fund (a)
                                                  -------------   -------------
INVESTMENT INCOME:
Interest ......................................   $     17,897    $        482
Dividends (b) .................................        456,869          42,346
                                                  ------------    ------------
     Total investment income ..................        474,766          42,828
                                                  ------------    ------------

EXPENSES:
Custodian fees ................................         42,297          22,687
Investment advisory fee .......................         21,691           5,638
Legal and audit fees ..........................         18,649             818
Administration fee ............................          5,157             624
Transfer agent fee ............................          2,792           2,166
Directors' fees and expenses ..................          1,442             157
Amortization of organizational costs ..........            859             178
Registration and filing fees ..................            531             327
Other .........................................          2,543             665
                                                  ------------    ------------
     Total Expenses ...........................         95,961          33,260
                                                  ------------    ------------
Fees waived and expenses reimbursed by
  investment advisor ..........................        (68,057)        (25,591)
     Net Expenses .............................         27,904           7,669
                                                  ------------    ------------
NET INVESTMENT INCOME .........................        446,862          35,159
                                                  ------------    ------------

NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS:
Net realized gain from:
     Security transactions ....................        734,291         115,250
     Futures contracts ........................        138,855            --
Net change in unrealized appreciation/
  (depreciation) of:
     Securities ...............................      8,812,289         312,703
     Futures contracts ........................        (20,903)           --
                                                  ------------    ------------
Net realized and unrealized gain on
  investments..................................      9,664,532         427,953
                                                  ------------    ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS ....................................   $ 10,111,394    $    463,112
                                                  ============    ============

---------
(a) The Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.
(b) Net of foreign withholding taxes of $2,965 and $54 for Institutional S&P 500 Index Equity Fund and Institutional S&P MidCap Index
    Equity Fund, respectively.

See Notes to Financial Statements

Munder Institutional Funds
  Statements of Changes in Net Assets, Periods Ended June 30, 1998 (Unaudited)

------------------------------------------------------------------------------


                                                             Institutional   Institutional
                                                                S&P 500       S&P MidCap
                                                             Index Equity    Index Equity
                                                                 Fund           Fund (a)
                                                             -------------   -------------
Net investment income ....................................   $    446,862    $     35,159
Net realized gain on investments sold
     and futures contracts during the year ...............        873,146         115,250
Net change in unrealized appreciation of investments
     and future contracts during the period ..............      8,791,386         312,703
                                                             ------------    ------------
Net increase in net assets resulting from
  operations .............................................     10,111,394         463,112

Distributions to shareholders from net
  nvestment income .......................................       (429,139)        (34,295)
Net increase/(decrease) in net assets from Fund
  share transactions .....................................    (10,389,806)      9,500,010
                                                             ------------    ------------
Net increase/(decrease) in net assets ....................       (707,551)      9,928,827
NET ASSETS:
Beginning of year ........................................     63,998,976            --
                                                             ------------    ------------

End of period ............................................   $ 63,291,425    $  9,928,827
                                                             ============    ============

---------
(a) The Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.

See Notes to Financial Statements

Munder Institutional Funds
  Statement of Changes in Net Assets, Period Ended December 31, 1997

------------------------------------------------------------------------------


                                                  Institutional
                                                     S&P 500
                                                  Index Equity
                                                    Fund (a)
                                                  -------------
Net investment income .........................   $    178,575
Net realized loss on investments sold
    and futures contracts during the year .....        (34,718)
Net change in unrealized appreciation of
    investments and future contracts during
    the period ................................        339,419
                                                  ------------
Net increase in net assets resulting from
    operations ................................        483,276

Distributions to shareholders from net
    investment income .........................       (178,471)
Net increase in net assets from Fund share
    transactions ..............................     63,694,171
                                                  ------------
Net increase in net assets ....................     63,998,976
NET ASSETS:
Beginning of period ...........................           --
                                                  ------------

End of period .................................   $ 63,998,976
                                                  ============

---------
(a) The Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997.

See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund (a)
  Financial Highlights, For a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------


                                                        Period
                                                         Ended     Period
                                                        6/30/98     Ended
                                                      (Unaudited)  12/31/97
                                                      -----------  --------
Net asset value, beginning of period ..............     $ 10.00     $ 10.00
                                                        -------     -------
Income from investment operations:
Net investment income .............................        0.08        0.04
Net realized and unrealized gain on investments ...        1.67        0.00(d)
                                                        -------     -------
Total from investment operations ..................        1.75        0.04
                                                        -------     -------
Less distributions:
Distributions from net investment income ..........       (0.08)      (0.04)
                                                        -------     -------
Total distributions ...............................       (0.08)      (0.04)
                                                        -------     -------
Net asset value, end of period ....................     $ 11.67     $ 10.00
                                                        =======     =======
Total return (b) ..................................       17.50%       0.39%
                                                        =======     =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ..............     $63,291     $63,999
Ratio of operating expenses to average net
   assets .........................................        0.09%(c)    0.09%(c)
Ratio of net investment income to average
   net assets .....................................        1.44%(c)    1.76%(c)
Ratio of operating expenses to average net assets
   without expenses reimbursed ....................        0.31%(c)    0.61%(c)
Portfolio turnover ................................        1.04%       0.08%

---------
(a) The Institutional S&P 500 Index Equity Fund commenced operations on
    October 14, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

See Notes to Financial Statements

Munder Institutional S&P MidCap Index Equity Fund (a)
  Financial Highlights, For a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------

                                                            Period
                                                             Ended
                                                            6/30/98
                                                          (Unaudited)
                                                          -----------
Net asset value, beginning of period ....................    $10.00
                                                             ------
Income from investment operations:
Net investment income ...................................      0.04
Net realized and unrealized gain on investments .........      0.45
                                                             ------
Total from investment operations ........................      0.49
                                                             ------
Less distributions:
Distributions from net investment income ................     (0.04)
                                                             ------
Total distributions .....................................     (0.04)
                                                             ------
Net asset value, end of period ..........................    $10.45
                                                             ======
Total return (b) ........................................      4.86%
                                                             ======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ....................    $9,929
Ratio of operating expenses to average net assets .......      0.18%(c)
Ratio of net investment income to average net assets ....      0.83%(c)
Ratio of operating expenses to average net assets
   without expenses reimbursed ..........................      0.78%(c)
Portfolio turnover ......................................      8.62%

---------
(a) The Institutional MidCap Index Equity Fund commenced operations on February 12, 1998.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.

See Notes to Financial Statements

The Munder Institutional Funds
      Notes To Financial Statements, June 30, 1998 (Unaudited)

------------------------------------------------------------------------------

   1.   Organization and Significant Accounting Policies

        The Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P MidCap Index Equity Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the " 1940 Act"), as an open-end investment company. The Munder Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997. The Munder Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.

        The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

        Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available, are valued at fair value by the advisor, under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity). Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

        Futures Contracts: Each Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/ (depreciation), if any, is shown in the financial statements.

        There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

        Options: The Funds may write put or call options on securities they own or have the right to acquire, and may purchase call or put options written by others. Options may relate to individual securities, stock indices, foreign currencies or futures contracts. The purchase of any of these instruments can result in the loss on the investment in that particular instrument or, in the case of writing covered options, can limit the opportunity to earn a profit on the underlying security. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

        When a Fund purchases an option, the premium paid by the Fund is recorded as an asset. When a Fund writes an option, an amount equal to the premium received is recorded as a liability. The amount of this asset or liability is adjusted daily to reflect the current market value of the option. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will recognize a gain if the premium received by the Fund on the closing transaction exceeds the premium paid to purchase the option. When an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the net premium received for the option. When the Fund enters into a closing purchase transaction on an option

The Munder Institutional Funds
      Notes To Financial Statements, June 30, 1998 (Unaudited)
                       (Continued)
------------------------------------------------------------------------------

   written by it, the Fund realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security purchased by the Fund.

        Repurchase Agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's Advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

        Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

        Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

        Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Fund. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

        Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

        As determined at December 31, 1997, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

        Federal Income Taxes: The Munder Institutional S&P 500 Index Equity Fund intends to continue to qualify, and the Munder Institutional S&P MidCap Index Equity Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

   2.   Investment Advisor, Custodian, and Other Related Party Transactions

        Munder Capital Management (the "Advisor") serves as the Funds' investment advisor. For its advisory services to the Munder Institutional S&P 500 Index Equity Fund, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.07% of the value of the Fund's average daily net assets. For its advisory services to the Munder Institutional S&P MidCap Index Equity Fund, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.15% of the value of the Fund's average daily net assets.

The Munder Institutional Funds
      Notes To Financial Statements, June 30, 1998 (Unaudited)
                       (Continued)
------------------------------------------------------------------------------

        Effective July 2, 1998 Comerica Bank ("Comerica") acquired an additional interest in the Advisor whereby it now owns approximately 88% of the Advisor. The Funds have received an order from the Securities and Exchange Commission allowing the Funds to escrow advisory fees payable to the Advisor until a shareholder vote for the consideration of new advisory contracts can be taken. This vote is expected to occur in November 1998.

        The Advisor voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the period ended June 30, 1998, as follows:

                                                            Expenses
                                            Fees Waived    Reimbursed
                                            -----------    ----------
        Munder Institutional
          S&P 500 Index Equity Fund         $ 21,691        $ 46,366
        Munder Institutional S&P MidCap
          Index Equity Fund                    5,638          19,953

        Comerica provides certain custodian and shareholder services to the Funds. As compensation for the shareholder services provided to the Funds Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $3,398 for its services to the Funds for the period ended June 30, 1998.

        Each Director of the Company is paid an aggregate fee, consisting of a $30,000 annual retainer, for services in such capacity plus $2,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and Munder Framlington Funds Trust. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, or Comerica received any compensation from the Company.

   3.   Securities Transactions

        For the period ended June 30, 1998, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                 Purchases         Sales
                                                 ---------         -----
        Munder Institutional S&P 500
          Index Equity Fund                     $ 1,478,398    $11,097,919
        Munder Institutional S&P MidCap
          Index Equity Fund                      10,158,495        743,493

        For the period ended June 30, 1998, the Munder Institutional S&P 500 Index Equity Fund had proceeds from sales of U.S. Government securities of $156,514.

           At June 30, 1998, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $10,758,866 and $906,307 for the Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P MidCap Index Equity Fund, respectively and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,639,737 and $593,595 for the Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P MidCap Index Equity Fund, respectively.

   4.   Common Stock

           At June 30, 1998, fifty million shares of $0.001 par value common stock were authorized for the Funds. Changes in common stock were as follows:

  Munder Institutional S&P 500 Index Equity Fund

                                               Period Ended                Period Ended
                                                  6/30/98                    12/31/97
                                        --------------------------    -----------------------
                                          Shares         Amount        Shares        Amount
                                          ------         ------        ------        ------
Sold ................................       36,931    $    429,387    6,397,926   $63,674,977
Issued as reinvestment of dividends..         --              --          1,919        19,194
Redeemed ............................   (1,015,429)    (10,819,193)        --            --
                                        ----------    ------------    ---------   -----------
Net increase ........................     (978,498)   $(10,389,806)   6,399,845   $63,694,171
                                        ==========    ============    =========   ===========

The Munder Institutional Funds
      Notes To Financial Statements, June 30, 1998 (Unaudited)
                       (Continued)
------------------------------------------------------------------------------

  Munder Institutional S&P MidCap Index Equity Fund
                                                   Period Ended
                                                     6/30/98
                                               -------------------
                                               Shares      Amount
                                               ------      ------
Sold .....................................      950,001   $9,500,010
Issued as reinvestment of dividends ......         --           --
Redeemed .................................         --           --
                                             ----------   ----------
Net increase .............................      950,001   $9,500,010
                                             ==========   ==========

5.      Organization Costs

        Expenses incurred in connection with the organization of the Funds, including the fees and expenses of registering and qualifying the Funds' shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

                                                          (INSIDE BACK COVER)


                                                             The Munder Funds

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert
               Lee Munder

OFFICERS
               Lee Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Gerald L. Seizert, Vice President
               Paul D. Tobias, Vice President
               Lisa Anne Rosen, Secretary and Assistant Treasurer
               Therese Hogan, Assistant Secretary

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

TRANSFER AGENT
               First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA  02109

ADMINISTRATOR & SUB-CUSTODIAN
               State Street Bank & Trust Company
               1776 Heritage Drive
               North Quincy, MA 02109

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

CUSTODIAN
               Comerica Bank
               411 West Lafayette
               Detroit, MI  48226

LEGAL COUNSEL
               Dechert Price & Rhoads
               1775 Eye Street, N.W.
               Washington, D.C. 20006

INDEPENDENT AUDITORS
               Ernst & Young, LLP
               200 Clarendon Street
               Boston, MA  02116

                                          (OUTSIDE BACK COVER)

SANNINST98

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.